Other Intangible Assets - Summary of Other Intangible Assets (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Intangible Assets [Line Items]
Amortization of intangibles	£ 16	£ 20	£ 30
Licenses and Software
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	17
Ending Balance	24	17
Licenses and Software | Cost
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	107	102
Additions	23	3
Translation adjustment		2
Ending Balance	130	107	102
Licenses and Software | Accumulated Depreciation
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	90	68
Amortization of intangibles	16	20
Translation adjustment		2
Ending Balance	£ 106	£ 90	£ 68